Nature of the business, Description (Details) $ in Thousands					1 Months Ended	3 Months Ended
	Nov. 16, 2022 USD ($) MW	Sep. 02, 2022 USD ($) MWh MW	Apr. 04, 2022 USD ($) MW	Jan. 17, 2022 USD ($) Substation MW	Oct. 31, 2023	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Nature of the business [Abstract]
Investments accounted for using equity method						$ 243,898	$ 260,031
Short-term project debt						399,472	$ 326,534
Chile TL4 [Member]
Nature of the business [Abstract]
Installed capacity | MW				63
Number of substations | Substation				2
Investments accounted for using equity method				$ 38,400		$ 8,000
Contract life						50 years
Italy PV 4 [Member]
Nature of the business [Abstract]
Installed capacity | MW			3.6
Investments accounted for using equity method			$ 3,700
Chile PV 3 [Member]
Nature of the business [Abstract]
Installed capacity | MW		73
Investments accounted for using equity method		$ 7,700
Percentage of equity interest acquired		35.00%
Batteries capacity expected to install | MWh		100
Chile PV 3 [Member] | Bottom of Range [Member]
Nature of the business [Abstract]
Investments accounted for using equity method		$ 15,000
Chile PV 3 [Member] | Top of Range [Member]
Nature of the business [Abstract]
Investments accounted for using equity method		$ 25,000
Chile PMGD [Member]
Nature of the business [Abstract]
Installed capacity | MW	80
Investments accounted for using equity method	$ 30,000
Percentage of equity interest acquired	49.00%
Percentage of economic rights	70.00%
Chile PMGD [Member] | Top of Range [Member]
Nature of the business [Abstract]
Installed capacity | MW	9
Chile PV 1 [Member]
Nature of the business [Abstract]
Ownership interest					35.00%	35.00%
Short-term project debt						$ 49,000
Chile PV 2 [Member]
Nature of the business [Abstract]
Ownership interest					35.00%